Income Taxes - Schedule of Components of Net Deferred Tax Assets (Details) - BOLT THREADS, INC. [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Net operating loss carryforwards	$ 89,335	$ 74,616
Accruals, deferrals, and reserves	1,445	3
Stock-based compensation	721	548
Fixed assets and intangibles	3,833	3,857
Lease liability	633	6,261
Credit and carry forwards	4,707	4,707
Other	861
Total deferred income tax assets	101,535	89,992
Deferred income tax liabilities:
ROU asset		(5,098)
Other		(124)
Total deferred income tax liabilities		(5,222)
Net deferred income assets before valuation allowance	101,535	84,770
Less: valuation allowance	(101,535)	(84,770)
Net deferred income tax assets